Trade and other receivables (Details Textual)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Percentage of entity's revenue	29.60%	33.40%
Country of domicile [member] | Credit Risk [Member]
Statement [Line Items]
Credit Insurance Coverage Rate	90.00%
Foreign countries [member] | Credit Risk [Member]
Statement [Line Items]
Credit Insurance Coverage Rate	99.00%